Prepayments	6 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
PREPAYMENTS

6. PREPAYMENTS

	As of
	June 30, 2025	December 31, 2024

Prepayment to suppliers (1)	29,825	18,833
Prepaid acquisition consideration (2)	2,460	2,460
Others	470	358
Prepayments	32,755	21,651

(1)	Prepayment to suppliers primarily represented hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered.

(2)	In October 2024, the Company made $2.46 million prepayment recognized as part of the acquisition of a mining facility.